Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)		$ 125,724	$ 77,436	$ 270,497	$ 202,979
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		79,368	135,536	207,728	271,617
Amortization of deferred debt cost and other debt related amortization				7,429	4,614
Lease related amortization				0	1,360
Other non-cash compensation costs				1,920	1,640
Net (gain) loss on sale of leasing equipment				(18,555)	23,496
Net (gain) loss on sale of building				(2)	47
Deferred income taxes				4,292	930
Changes in operating assets and liabilities:
Accounts receivable, net				8,929	(18,097)
Deferred revenue				(36,513)	(35,872)
Accounts payable and other accrued expenses				4,335	3,419
Equipment sold (purchased) for resale activity				(13,641)	2,131
Cash received (paid) for settlement of interest rate swaps				(1,663)	0
Cash collections on finance lease receivables, net of income earned				64,546	59,811
Other assets				1,059	7,175
Net cash provided by (used in) operating activities				500,361	525,250
Cash flows from investing activities:
Purchases of leasing equipment and investments in finance leases		(79,994)	(293,852)	(100,194)	(368,160)
Proceeds from sale of equipment, net of selling costs				130,884	200,727
Other				572	(61)
Net cash (used in) investing activities				31,262	(167,494)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount				144,264		$ 0
Debt issuance costs				(3,546)	(8,757)
Borrowings under debt facilities				1,554,910	1,319,855
Payments under debt facilities and finance lease obligations				(1,206,384)	(1,500,116)
Dividends paid on preferred shares				(30,155)	(26,056)
Restricted cash balance transferred as part of equity distribution of TCF VIII	[1]			(25,903)	0
Dividends and distributions to Parent				(154,644)	(204,905)
Net Cash Provided by (Used in) Financing Activities				278,542	(419,979)
Net increase (decrease) in cash, cash equivalents and restricted cash				810,165	(62,223)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Beginning Balance				169,716	149,226
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Ending Balance		979,881	87,003	979,881	87,003	$ 149,226
Supplemental disclosures:
Interest paid				118,795	117,840
Income taxes (refunded) paid				10,549	8,921
Right-of-use assets obtained in exchange for new operating lease liabilities				327	1,326
Supplemental non-cash investing activities:
Equipment purchases payable		100,495	28,048	100,495	28,048
Equity distribution of TCF VIII to Parent	[1]	$ 516,306	$ 0	$ 516,306	$ 0

[1]	(1) For additional information on the TCF VIII Distribution, refer to Note 2 - "Merger, Acquisition and Other Transactions".